Form N-1A Cover	Apr. 30, 2025
Prospectus [Line Items]
Document Creation Date	Apr. 30, 2025
Document Effective Date	Apr. 30, 2025
Document Type	497
Amendment Flag	false
Registrant Name	New Age Alpha Variable Funds Trust
Entity Central Index Key	0002013968
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Prospectus Date	Apr. 30, 2025